Investment Strategy - FT Vest Laddered Emerging Markets Buffer ETF	Mar. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by providing investors with emerging market equity market exposure that is subject to predetermined upside caps while attempting to limit downside risk through a laddered portfolio of four FT Vest Emerging Markets Buffer ETFs (the "Underlying ETFs"). Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies. The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or “laddered” nature of the Fund’s investments in the Underlying ETFs diversifies the timing of the Fund’s exposure by allocating investments across multiple target outcome periods, instead of acquiring or disposing of a single Underlying ETF at one time. The Fund's laddered approach is intended to allow the Fund to continue to benefit from increases in the value of the iShares MSCI Emerging Markets ETF ("EEM") and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. The Fund invests in the Underlying ETFs in a laddered manner. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited by the caps of the Underlying ETFs.In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information on the Fund's Investment Objective and Strategies” for a discussion of the principal investment strategies of the Underlying ETFs.Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of EEM, up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of EEM losses, over a defined one-year period. The Fund will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”) and sub-advised by Vest Financial LLC (“Vest” or the “Sub-Advisor”). BlackRock Fund Advisors (“BFA”) serves as EEM’s sponsor. The investment objective of EEM is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI Emerging Markets Index. See "iShares MSCI Emerging Markets ETF" below for more information.The Underlying ETFs invest substantially all of their assets in FLexible EXchange® Options (“FLEX Options”) on EEM. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, EEM). The pre-determined outcomes sought by the Underlying ETFs, which include a buffer against the first 10% of EEM losses and a cap on upside potential, are based on the price return of EEM over an approximate one-year period beginning on the third Friday in the month for which each Underlying ETF is named and ending on the third Friday of the same month in the following year (each, a “Target Outcome Period”). Each Underlying ETF establishes a new cap annually at the beginning of each Target Outcome Period. The buffer level for each Underlying ETF will remain the same at the beginning of each Target Outcome Period. See “Buffer and Cap” below under “Additional Information on the Fund’s Investment Objective and Strategies.”Each Underlying ETF’s strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon EEM’s price returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that each of the Underlying ETFs will undergo a “reset” of its cap and a “refresh” of its buffer annually. Each Underlying ETF will undergo such reset and refresh in a different month of the calendar year: March for FT Vest Emerging Markets Buffer ETF – March, June for FT Vest Emerging Markets Buffer ETF – June, September for FT Vest Emerging Markets Buffer ETF – September and December for FT Vest Emerging Markets Buffer ETF – December. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of EEM at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period. Further, an investor like the Fund that holds Underlying ETF shares through multiple Target Outcome Periods may fail to experience gains comparable to those of EEM over time because at the end of each Target Outcome Period a new cap will be established based on the then current price of EEM and any gains above the prior cap will be forfeit. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Underlying ETFs may have losses that exceed those of EEM.When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF's stated cap and buffer over a defined time period (depending on when the shares were purchased). Alternatively, the Fund’s laddered approach provides a diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the ability to continue to benefit from increases in the value of EEM and to provide a level of downside protection as each of the Underlying ETFs will reset its cap and refresh its buffer annually based on the price of EEM at the time of the reset. In other words, the continual and periodic refreshing of the Underlying ETF caps and buffers at current EEM prices is intended to allow the Fund to continue to benefit from increases in the value of EEM and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of EEM. It also reduces the risk of failing to benefit from an individual Underlying ETF buffer in cases where EEM has depreciated below the buffer level. Annually, each of the Underlying ETFs will undergo a reset of its cap and a refresh of its buffer, meaning that investors may have the ability to benefit from any appreciation in EEM for future periods up to the respective caps of the Underlying ETFs and may have the benefit of the buffer for future periods. A laddered buffer portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors.The Fund intends to generally rebalance its portfolio to equal weight among the Underlying ETFs quarterly. When the Fund acquires and disposes of shares of the Underlying ETFs in between quarterly rebalances in connection with the creation and redemption of Creation Units, it will acquire such shares pro rata based on the then-current weightings of the Underlying ETFs in the Fund’s portfolio. The Fund does not seek to optimize investment returns by allocating to Underlying ETFs with the greatest upside potential or downside protection potential. This approach is consistent with the Fund’s laddered strategy, which is designed to diversify the timing of the Fund’s exposure by allocating investments across multiple Target Outcome Periods. As a result, when the Fund acquires or disposes of Underlying ETF shares in connection with creation and redemption activity, the Fund will not take into account where each Underlying ETF is within its Target Outcome Period or the value of each Underlying ETF relative to the cap and buffer. This approach may result in the Fund acquiring shares of Underlying ETFs that have limited remaining upside potential for the current Target Outcome Period, or disposing of shares of Underlying ETFs that have significant remaining upside potential. Consequently, the Fund’s returns may differ from the returns an investor could achieve by selecting specific Underlying ETFs based on their individual investment characteristics at any given time. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below.The Fund’s portfolio consists of four Underlying ETFs: March for FT Vest Emerging Markets Buffer ETF – March, June for FT Vest Emerging Markets Buffer ETF – June, September for FT Vest Emerging Markets Buffer ETF – September and December for FT Vest Emerging Markets Buffer ETF – December. The current list of Underlying ETFs in the Fund's portfolio can be found at http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BUFE.The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF’s website provides important information (including Target Outcome Period start and end dates and the cap (both gross and net of fees) and buffer both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period).Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is of limited use in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment by the Fund in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund’s laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and refresh its buffer annually based on prevailing market conditions. Further, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Because the Underlying ETF shares held by the Fund will have a different value relative to the cap and buffer than at the start of the Target Outcome Period, the Fund’s investment returns are likely to differ from those the Underlying ETFs seek to provide. Given the Fund’s investment in multiple Underlying ETFs with staggered Target Outcome Periods, each with its own cap and buffer, it may be difficult for an investor to predict the potential outcomes associated with an investment in the Underlying ETFs at any given time.The Fund’s investment strategy may include active and frequent trading. The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying referenced index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries. The Fund considers the investments of the Underlying ETFs when determining compliance with these limitations.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).As of March 27, 2026, EEM had significant investments in information technology companies, financial companies, Chinese issuers and Asian issuers, although this may change from time to time.
Strategy Portfolio Concentration [Text]	As of March 27, 2026, EEM had significant investments in information technology companies, financial companies, Chinese issuers and Asian issuers, although this may change from time to time.